UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2022

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, the benchmark MSCI AC World Index and the MSCI AC World Value Index for the trailing periods ending April 30, 2022 were as follows:

	Trailing 6-months	One Years	Three Years	Five Years	Since Inception

LSV Global Value Fund, Institutional Class Shares*	-3.96%	-1.28%	7.44%	6.28%	5.39%

Benchmark:
MSCI AC World	-11.62%	-5.44%	9.41%	9.46%	7.54%

Broad Market:
MSCI AC World Value	-3.91%	0.28%	6.21%	6.22%	4.85%

*Month ended April 30, 2022.

Institutional Class Shares performance as of 3/31/22: 6.68% (1 year), 7.55% (5 year) and 6.14% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/26/2014..

Global equities fell sharply in over the past six month period as news of the Russian invasion of Ukraine coupled with record high inflation data, labor shortages and increasingly hawkish global central banks stoked fears that a ‘hard landing’ may be unavoidable during this tightening cycle and lead to a recession. The MSCI AC World Index was down 11.62% (in USD). From a style perspective, there was a change in market leadership over the period as value stocks (as measured by the MSCI Indices) outperformed growth amidst the market volatility—the MSCI AC World Value Index was down 3.91% while the MSCI AC World Growth Index was down 19.20% (both in USD). The LSV Global Value Equity Fund, Institutional Class Shares, was down 3.96% for the period. From a sector perspective, Energy, Utilities and Consumer Staples stocks outperformed while the Communication Services, Consumer Discretionary and Information Technology sectors lagged.

The portfolio’s deep value bias had a positive impact on relative returns for the period as value stocks broadly outperformed growth amidst the market volatility, rising interest rates and surging energy prices. Performance attribution further indicates that both stock and sector selection contributed positively to portfolio relative returns for the period. Stock selection represented the bulk of the relative gains as a result of the outperformance of deep value names within the Information Technology, Health Care and Communication Services sectors—holdings within the IT Consulting, Pharmaceuticals and Integrated Telecommunication Services industries performed particularly well. Within Communication Services, not owning expensive names in the Interactive Media & Services industry also added value. From a sector perspective, relative gains were more modest and largely a function of our underweight position in the Communication Services sector as well as our overweight to Materials stocks. Top contributors for the period included our overweight positions in Mosaic, Rheinmetall, Suncor Energy, McKesson and Archer Daniels-Midland. Not owning Amazon, Meta, Alphabet, Netflix and PayPal also added value. The main individual detractors included not owning Exxon, Chevron, Apple, UnitedHealth, Berkshire Hathaway and Procter & Gamble. Overweight positions in Lukoil, Gazprom, Citigroup, eBay, Foot Locker Qorvo and General Motors also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.5x forward earnings compared to 16.1x for the MSCI AC World Index, 1.4x book value compared to 2.7x for the benchmark and 6.0x cash flow compared to 12.6x for the

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

MSCI AC World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Health Care and Materials sectors while underweight Information Technology, Real Estate and Communication Services.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2022	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (59.1%)
Aerospace & Defense (0.3%)
Huntington Ingalls Industries	600	$128

Agricultural Operations (1.0%)
Archer-Daniels-Midland	4,600	412

Agricultural Products (0.3%)
Ingredion	1,700	145

Air Freight & Logistics (0.4%)
FedEx	800	159

Aircraft (1.0%)
Delta Air Lines*	3,600	155
Lockheed Martin	300	130
United Airlines Holdings*	2,700	136

		421

Apparel Retail (0.3%)
Foot Locker	4,800	141

Apparel, Accessories & Luxury Goods (0.3%)
Carter’s	1,350	114

Asset Management & Custody Banks (1.3%)
Ameriprise Financial	800	213
Bank of New York Mellon	4,000	168
State Street	2,200	147

		528

Automotive (1.7%)
Ford Motor	19,700	279
General Motors*	6,400	243
Goodyear Tire & Rubber*	5,800	77
Lear	1,000	128

		727

Automotive Retail (0.8%)
Group 1 Automotive	800	139

LSV Global Value Fund

	Shares	Value (000)
Automotive Retail (continued)
Murphy USA	900	$211

		350

Banks (1.6%)
Citizens Financial Group	5,400	213
Regions Financial	8,100	168
Wells Fargo	3,300	144
Zions Bancorp	2,500	141

		666

Biotechnology (2.5%)
Amgen	1,400	327
Biogen*	600	124
Gilead Sciences	4,800	285
Ironwood Pharmaceuticals, Cl A*	14,500	174
Regeneron Pharmaceuticals*	200	132

		1,042

Broadcasting (1.3%)
Fox	5,000	180
Gray Television	4,500	83
Nexstar Media Group, Cl A	1,000	158
ViacomCBS, Cl B	4,500	131

		552

Building & Construction (1.2%)
Owens Corning	3,600	327
TRI Pointe Homes*	8,500	176

		503

Chemicals (1.7%)
Celanese, Cl A	2,000	293
Eastman Chemical	800	82
Huntsman	5,300	180
LyondellBasell Industries, Cl A	1,600	170

		725

Computer & Electronics Retail (0.3%)
Best Buy	1,400	126

Computers & Services (4.1%)
DXC Technology*	5,300	152
eBay	3,300	171
Hewlett Packard Enterprise	22,200	342
HP	12,400	454
NetApp	1,700	125
Oracle	4,800	352
Xerox Holdings	7,700	134

		1,730

Consumer Products (0.7%)
Brunswick	1,600	121

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Consumer Products (continued)
Polaris Industries	1,700	$161

		282

Data Processing & Outsourced Services (0.4%)
CSG Systems International	2,900	178

Drug Retail (0.3%)
Walgreens Boots Alliance	2,800	119

Electric Utilities (0.6%)
NRG Energy	6,900	248

Electrical Services (0.4%)
Vistra	7,000	175

Fertilizers & Agricultural Chemicals (0.8%)
Mosaic	5,600	350

Financial Services (2.1%)
Ally Financial	4,600	184
Capital One Financial	1,600	199
Citigroup	7,200	347
Discover Financial Services	1,200	135

		865

Food, Beverage & Tobacco (1.2%)
JM Smucker	1,200	164
Molson Coors Beverage, Cl B	6,600	358

		522

General Merchandise Stores (0.5%)
Target	900	206

Health Care Distributors (1.4%)
Cardinal Health	3,000	174
McKesson	1,300	403

		577

Health Care Services (1.3%)
CVS Health	2,800	269
DaVita*	1,300	141
Quest Diagnostics	1,100	147

		557

Homebuilding (0.3%)
DR Horton	1,800	125

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	1,800	327

Insurance (3.3%)
Aflac	3,000	172
Allstate	1,400	177
American Financial Group	1,200	166

LSV Global Value Fund

	Shares	Value (000)
Insurance (continued)
Hartford Financial Services Group	2,900	$203
Lincoln National	2,200	132
MetLife	3,600	235
MGIC Investment	10,400	136
Prudential Financial	1,500	164

		1,385

Investment Banking & Brokerage (0.8%)
Jefferies Financial Group	5,700	175
Morgan Stanley	1,800	145

		320

IT Consulting & Other Services (1.5%)
Amdocs	3,100	247
International Business Machines	2,800	371
Kyndryl Holdings*	780	9

		627

Machinery (2.0%)
AGCO	2,000	255
Allison Transmission Holdings	6,500	243
Crane	1,300	125
Cummins	500	95
Oshkosh	1,100	102

		820

Metal & Glass Containers (1.0%)
Berry Global Group*	2,500	141
Crown Holdings	1,200	132
Silgan Holdings	3,200	142

		415

Mortgage REITs (0.5%)
New Residential Investment	21,300	222

Motorcycle Manufacturers (0.4%)
Harley-Davidson	4,200	153

Movies & Entertainment (0.1%)
Warner Bros Discovery*	1,886	34

Paper Packaging (0.5%)
Westrock	4,000	198

Petroleum & Fuel Products (0.4%)
Valero Energy	1,500	167

Pharmaceuticals (5.7%)
AbbVie	1,900	279
Bristol-Myers Squibb	5,200	391
Jazz Pharmaceuticals*	900	144
Johnson & Johnson	700	126

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Pharmaceuticals (continued)
Merck	5,100	$452
Organon	3,100	100
Pfizer	16,400	805
Viatris, Cl W*	7,500	77

		2,374

Property & Casualty Insurance (0.5%)
First American Financial	3,700	216

Reinsurance (0.4%)
Everest Re Group	600	165

Retail (1.7%)
Kohl’s	2,900	168
Kroger	7,300	393
Macy’s	6,400	155

		716

Retail REIT’s (0.3%)
Simon Property Group	1,200	142

Semiconductors (0.4%)
Qorvo*	1,500	171

Semi-Conductors/Instruments (3.3%)
Amkor Technology	12,500	235
Applied Materials	1,000	110
Cirrus Logic*	1,700	129
Intel	13,000	566
Jabil	3,200	185
Micron Technology	2,600	177

		1,402

Specialized Consumer Services (0.3%)
H&R Block	4,600	120

Systems Software (0.7%)
Progress Software	3,200	154
VMware, Cl A	1,300	140

		294

Technology Distributors (1.2%)
Arrow Electronics*	2,700	319
Avnet	4,200	183

		502

Technology Hardware, Storage & Peripherals (1.2%)
Dell Technologies, Cl C	6,600	310
Seagate Technology Holdings	2,400	197

		507

Telephones & Telecommunications (1.4%)
AT&T	7,800	147
Cisco Systems	2,800	137

LSV Global Value Fund

	Shares	Value (000)
Telephones & Telecommunications (continued)
Juniper Networks	2,700	$85
Verizon Communications	4,600	213

		582

Thrifts & Mortgage Finance (0.3%)
Radian Group	6,800	145

Trucking (0.3%)
Ryder System	1,900	133

TOTAL U.S. COMMON STOCK
(Cost $24,909)		24,810

Foreign Common Stock (40.6%)
Australia (1.4%)
BlueScope Steel	10,900	155
Fortescue Metals Group	11,300	171
OMV	2,600	133
Rio Tinto	1,600	125

		584

Austria (0.4%)
BAWAG Group(A)	3,200	153

Belgium (0.3%)
Solvay	1,300	123

Brazil (0.3%)
Vibra Energia	31,000	132

Canada (2.3%)
B2Gold	16,200	69
Canadian Imperial Bank of Commerce	1,500	166
iA Financial	2,800	146
Magna International	2,100	127
Suncor Energy	12,600	452

		960

China (1.4%)
China CITIC Bank, Cl H	292,000	148
Shanghai Pharmaceuticals Holding, Cl H	79,400	129
Shenzhen Expressway, Cl H	162,000	167
Sinotrans, Cl H	461,000	139

		583

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Finland (0.7%)
Nokia	29,000	$148
TietoEVRY	5,900	148

		296

France (3.4%)
AXA	5,700	150
BNP Paribas	3,000	155
Bouygues	4,900	169
Ipsen	1,200	124
Metropole Television	7,600	141
Orange	10,600	126
Rothschild	3,700	147
Rubis SCA	3,000	80
Sanofi	1,800	189
Total	3,300	162

		1,443

Germany (1.9%)
Allianz	700	158
Daimler	1,700	118
Daimler Truck Holding*	850	23
Deutsche Post	2,400	102
Muenchener Rueckversicherungs	400	95
Rheinmetall	800	178
Volkswagen	600	130

		804

Hong Kong (4.4%)
Asia Cement China Holdings	134,500	87
China Petroleum & Chemical, Cl H	526,000	257
China Water Affairs Group	140,000	154
Dali Foods Group(A)	256,000	131
Dongfeng Motor Group, Cl H	178,000	130
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	62,000	160
Hengan International Group	21,500	102
NetDragon Websoft Holdings	103,000	208
Nine Dragons Paper Holdings	125,000	110
PAX Global Technology	129,000	112
PetroChina, Cl H	536,000	255
WH Group	219,181	152

		1,858

LSV Global Value Fund

	Shares	Value (000)

Hungary (0.4%)
MOL Hungarian Oil & Gas	19,200	$163

Indonesia (0.4%)
Telekomunikasi Indonesia Persero	507,000	161

Israel (0.3%)
Teva Pharmaceutical Industries*	15,900	141

Italy (0.6%)
A2A	76,300	130
Mediobanca Banca di Credito Finanziario	13,100	132

		262

Japan (6.5%)
DCM Holdings	15,900	131
DTS	6,100	133
Isuzu Motors	11,900	139
ITOCHU	4,200	126
Kaga Electronics	6,600	156
Kandenko	18,800	119
KDDI	3,700	125
Lintec	6,800	126
Nippon Telegraph & Telephone	3,800	113
Nitto Kogyo	10,000	118
Nomura Holdings	31,000	118
Ono Pharmaceutical	6,600	170
ORIX	6,100	110
Relia	9,800	80
Resona Holdings	38,600	166
Ricoh Leasing	4,700	123
SKY Perfect JSAT Holdings	40,800	132
Sumitomo	7,500	118
Teijin	10,900	116
Tokyo Seimitsu	3,400	117
Tsubakimoto Chain	5,000	113
Valor	4,800	75

		2,724

Mexico (0.3%)
Coca-Cola Femsa	24,100	132

Netherlands (1.1%)
Aegon	30,600	158
Koninklijke Ahold Delhaize	6,000	176

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Netherlands (continued)
Signify(A)	3,100	$130

		464

Norway (0.3%)
DNB Bank	6,900	134

Poland (0.3%)
Asseco Poland	8,200	143

Russia (–%)
Gazprom PJSC ADR	15,900	—
LUKOIL PJSC ADR	1,600	—

		—

South Africa (0.4%)
Absa Group	15,800	171

South Korea (1.5%)
Huons	1,870	64
Kginicis	5,400	74
LG Uplus	12,500	138
Samsung Electronics	4,900	259
SK Square*	—	—
SK Telecom	1,822	82

		617

Spain (0.6%)
Enagas	5,100	110
Mapfre	71,600	131

		241

Sweden (1.3%)
Bilia, Cl A	8,600	120
Inwido	5,600	78
Nordea Bank Abp	12,200	122
SKF, Cl B	6,200	101
Volvo, Cl B	7,100	111

		532

Switzerland (1.8%)
Adecco Group	3,200	124
Novartis	1,700	150
Roche Holding AG	400	148
Swiss Life Holding	200	117
UBS Group	11,900	202

		741

LSV Global Value Fund

	Shares	Value (000)
Taiwan (2.6%)
ASE Technology Holding	82,000	$260
Chipbond Technology	65,000	146
Compeq Manufacturing	107,000	164
Novatek Microelectronics	11,000	145
Powertech Technology	42,000	131
Topco Scientific	26,000	146
Tripod Technology	26,000	108

		1,100

Thailand (0.3%)
Krung Thai Bank	315,900	139

Turkey (0.8%)
Coca-Cola Icecek	17,000	141
Eregli Demir ve Celik Fabrikalari	84,700	191

		332

United Kingdom (4.6%)
3i Group	9,200	152
Anglo American	4,100	186
BAE Systems	20,500	190
Barclays	62,400	115
Bellway	2,400	73
British American Tobacco	3,000	126
GAIL India GDR	2,219	27
GlaxoSmithKline	8,600	194
J Sainsbury	40,300	119
Lloyds Banking Group	252,300	143
Micro Focus International	28,200	131
Shell	11,800	317
Tesco	45,700	155

		1,928

TOTAL FOREIGN COMMON STOCK
(Cost $18,437)		17,061

Total Investments – 99.7%
(Cost $43,346)		$41,871

Percentages are based on Net Assets of $41,995 (000).

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2022	(Unaudited)

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$24,810	$–	$–	$24,810

Total Common Stock	24,810	–	–	24,810

Foreign Common Stock
Australia	–	584	–	584
Austria	–	153	–	153
Belgium	–	123	–	123
Brazil	132	–	–	132
Canada	960	–	–	960
China	–	583	–	583
Finland	–	296	–	296
France	–	1,443	–	1,443
Germany	–	804	–	804
Hong Kong	–	1,858	–	1,858
Hungary	–	163	–	163
Indonesia	–	161	–	161
Israel	–	141	–	141
Italy	–	262	–	262
Japan	–	2,724	–	2,724
Mexico	132	–	–	132
Netherlands	–	464	–	464
Norway	–	134	–	134
Poland	–	143	–	143
Russia	–	–	–	–
South Africa	–	171	–	171
South Korea	–	617	–	617
Spain	–	241	–	241
Sweden	–	532	–	532
Switzerland	–	741	–	741
Taiwan	–	1,100	–	1,100
Thailand	–	139	–	139
Turkey	–	332	–	332
United Kingdom	126	1,802	–	1,928

Total Foreign Common Stock	1,350	15,711	–	17,061

Total Investments in Securities	$26,160	$15,711	$–	$41,871

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2022	(Unaudited)

LSV Global Value Fund
Assets:
Investments at Value (Cost $43,346)	$41,871
Foreign Currency, at Value (Cost $67)	65
Receivable for Investment Securities Sold	694
Dividends and Interest Receivable	107
Receivable for Capital Shares Sold	22
Reclaim Receivable	24
Prepaid Expenses	13

Total Assets	42,796
Liabilities:
Payable to Custodian	726
Payable due to Distributor	22
Payable due to Investment Adviser	21
Payable for Printing Fees	12
Payable for Investment Securities Purchased	8
Payable due to Transfer Agent	5
Payable for Fund Shares Redeemed	2
Payable due to Administrator	2
Payable due to Trustees	1
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	2

Total Liabilities	801
Net Assets	$41,995

Net Assets Consist of:
Paid-in Capital	$42,356
Total Distributable Loss	(361)
Net Assets	$41,995

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($12,546 ÷ 1,006,353 shares)(1)	$12.47

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($29,449 ÷ 2,369,360 shares)(1)	$12.43

(1) Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2022	(Unaudited)

LSV Global Value Fund
Investment Income:
Dividend Income	$807
Interest Income	—
Foreign Taxes Withheld	(34)
Total Investment Income	773
Expenses:
Investment Advisory Fees	182
Distribution Fees - Investor Class	45
Administration Fees	13
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Custodian Fees	20
Transfer Agent Fees	19
Registration and Filing Fees	17
Printing Fees	7
Professional Fees	3
Insurance and Other Fees	5
Total Expenses	313
Less: Waiver of Investment Advisory Fees	(49)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	264
Net Investment Income	509
Net Realized Gain on Investments	921
Net Realized Loss on Foreign Currency Transactions	(6)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,189)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(6)
Net Realized and Unrealized Loss on Investments	(2,280)
Net Decrease in Net Assets Resulting from Operations	$(1,771)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2022 (Unaudited) and for the year ended October 31, 2021

	LSV Global Value Fund
	11/1/2021 to 04/30/2022	11/1/2020 to 10/31/2021
Operations:
Net Investment Income	$509	$239
Net Realized Gain on Investments and Foreign Currency Transactions	915	643
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	(3,195)	2,211
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,771)	3,093
Distributions
Institutional Class Shares	(271)	(105)
Investor Class Shares	(778)	(20)
Total Distributions	(1,049)	(125)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,598	4,982
Reinvestment of Dividends and Distributions	271	105
Redeemed	(2)	(581)
Net Increase from Institutional Class Shares Transactions	1,867	4,506
Investor Class Shares:
Issued	2,570	39,631
Reinvestment of Dividends and Distributions	777	20
Redeemed	(11,803)	(1,716)
Net Increase (Decrease) from Investor Class Shares Transactions	(8,456)	37,935
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(6,589)	42,441
Total Increase (Decrease) in Net Assets	(9,409)	45,409
Net Assets:
Beginning of Period	51,404	5,995
End of Year/Period	$41,995	$51,404

Shares Transactions:
Institutional Class:
Issued	120	384
Reinvestment of Dividends and Distributions	20	9
Redeemed	—	(52)
Total Institutional Class Share Transactions	140	341
Investor Class:
Issued	193	3,031
Reinvestment of Dividends and Distributions	59	2
Redeemed	(901)	(132)
Total Investor Class Share Transactions	(649)	2,901
Net Increase (Decrease) in Shares Outstanding	(509)	3,242

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period For the six months ended April 30, 2022 (Unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Global Value Fund
Institutional Class Shares

2022*	$13.26	$0.15	$(0.66)	$(0.51)	$(0.13)	$(0.15)	$(0.28)	$12.47	(3.96)%	$12,546	0.90%	1.11%	2.32%	3%

2021	9.35	0.28	3.84	4.12	(0.21)	–	(0.21)	13.26	44.51	11,486	0.90	2.07	2.21	29

2020	10.91	0.20	(1.51)	(1.31)	(0.25)	–	(0.25)	9.35	(12.43)	4,907	0.90	2.54	2.04	13

2019	10.65	0.26	0.47	0.73	(0.20)	(0.27)	(0.47)	10.91	7.56	5,098	0.90	3.19	2.55	10

2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13

2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15

Investor Class Shares

2022*	$13.23	$0.13	$(0.66)	$(0.53)	$(0.12)	$(0.15)	$(0.27)	$12.43	(4.11)%	$29,449	1.15%	1.35%	2.02%	3%

2021	9.33	0.19	3.90	4.09	(0.19)	–	(0.19)	13.23	44.16	39,918	1.15	1.92	1.44	29

2020	10.89	0.18	(1.51)	(1.33)	(0.23)	–	(0.23)	9.33	(12.62)	1,088	1.15	2.80	1.85	13

2019	10.64	0.23	0.47	0.70	(0.18)	(0.27)	(0.45)	10.89	7.23	967	1.15	3.47	2.24	10

2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13

2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15

*	For the six-month period ended April 30, 2022. All ratios for the period have been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.
Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2022	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

April 30, 2022	(Unaudited)

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above. As of April 30, 2022, the total market value of securities were valued based on the fair value prices provided by MarkIt were $15,711 (000) or 37.4% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2022, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income—Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the

Notes to Financial Statements

April 30, 2022	(Unaudited)

dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2022, the Fund incurred $13,499 for these services.

Notes to Financial Statements

April 30, 2022	(Unaudited)

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the period ended April 30, 2022, the Fund incurred $44,662 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2022, the Fund earned $8 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.   Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2023. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2022.

6.   Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2022, were as follows (000):

Purchases Other	$1,263
Sales Other	$7,808

7.   Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations, investments in passive foreign investment companies (PFICs) and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2021.

The tax character of dividends and distributions paid during the years ended October 31, 2021 and 2020 was as follows (000):

	Ordinary Income	Total
2021	$ 125	$ 125
2020	143	143

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$318
Undistributed Long-Term Capital Gain	515
Other Temporary Differences	(2)
Unrealized Appreciation	1,628

Total Distributable Earnings	$2,459

Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has no short-term or long-term capital loss carryforwards, at October 31, 2021. During the year end October 31, 2021, $100 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2022, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
$43,346	$2,799	$ (4,274)	$ (1,475)

8.   Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of

Notes to Financial Statements

April 30, 2022	(Unaudited)

time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and

Notes to Financial Statements

April 30, 2022	(Unaudited)

small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.   Other:

At April 30, 2022, 98% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2022, 95% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10.   Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratios	Expenses Paid During Period*

LSV Global Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$960.40	0.90%	$4.38
Investor Class Shares	1,000.00	958.90	1.15	5.59

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class Shares	1,000.00	1,019.09	1.15	5.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2022 to decide whether to renew the Agreement for an additional one-year term (the “February Meeting”). The February Meeting was held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the February Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the February Meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the February Meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the February Meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the February Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-007-0800

Item 2.   Code of Ethics.

Not applicable for semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022